Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash flows from operating activities
Loss for the year	$ (3,157,133)	$ (2,064,334)
Adjustments:
Finance costs	184,172	134,193
Gains on fair value changes	(201,590)
Increase in prepayments	(117,156)
Increase in trade and other payables	621,620	58,174
Increase in amounts due to related parties	(30,627)	324,230
Net cash outflow from operating activities	(2,700,714)	(1,547,737)
Cash flows from financing activities
Loans from related party	426,670	1,548,033
Issue of shares and warrants	5,000,000
Net cash inflow from financing activities	5,426,670	1,548,033
Net increase in cash	2,725,956	296
Cash and cash equivalent at the beginning of year	296
Cash and cash equivalent at the end of year	2,726,252	296
Cash	9,303	296
Marketable securities	2,716,949
Total Cash	$ 2,726,252	$ 296